EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY [Abstract]
EQUITY

NOTE J - EQUITY

On September 17, 2008, the Company executed a 100:1 reverse stock split on the common stock. As a result, the total number of issued and outstanding shares was reduced from 87,196,351 to 872,551 shares. This is inclusive of issuance of 587 shares of common stocks as fractional shares. All common stock and per share data for all periods presented in these financial statements have been restated to give effect to the reverse stock split.

On August 16, 2007 the Company issued 7,437,514 common shares (pre-split) as payment for related company payables. The stock was issued at the most recent stock sale of $.07 per share for a total value of $520,626.

On June 11, 2010 the Company issued 140,000 shares of its common stock in exchange for accrued salaries for its employees at a conversion price of $0.15 per share for a total value of $21,000.

On February 23, 2011, the Company approved the issuance of 140,000 shares of its common stock in exchange for accrued salaries for its employees at a conversion price of $0.15 per share.  The total value of these shares is $21,000.

On March 3, 2011, the Company approved the issuance of 280,000 shares of its common stock in exchange for accrued salaries for its employees at a conversion price of $0.15 per share.  The total value of these shares is $42,000.

On March 3, 2011, the Company approved the issuance of 782,788 shares of its common stock in exchange for advances from related parties at a conversion price of $0.15 per share.  The total value of these shares is $117,418.